Balanced Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Investment Companies (95.6%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (38.8%)
iShares Core S&P 500 ETF	42,200	12,597
iShares Core S&P Mid-Cap ETF	100,400	19,400
iShares Russell 2000 ETF	141,000	21,339
iShares Russell Mid-Cap ETF	12,400	694
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	43,651,887	71,982
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	43,509,124	72,356
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	24,090,318	69,645
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	47,843,432	139,464
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	61,905,840	71,377
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	48,116,202	71,693
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	74,873,152	72,702
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	28,854,014	92,419
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	62,017,196	96,065
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	9,246,089	22,265
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	11,409,073	23,126

Total		857,124

Fixed Income (46.5%)
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	200,504,512	145,366
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	682,171,459	883,412

Total		1,028,778

Foreign Equity (10.3%)
iShares Core MSCI Emerging Markets ETF	104,000	5,098
iShares MSCI EAFE ETF	92,679	6,044
iShares MSCI Emerging Markets ETF	220,900	9,028
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	10,450,315	10,732
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	26,100,508	39,882
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	27,399,613	45,730

Investment Companies (95.6%)	Shares/ Par +	Value $ (000’s)
Foreign Equity continued
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	112,799,664	111,220

Total		227,734

Total Investment Companies (Cost: $2,036,452)		2,113,636

Short-Term Investments (5.2%)
Commercial Paper (3.3%)
Exxon Mobil Corp.
0.000%, 10/23/19	4,500,000	4,494
0.000%, 10/25/19	5,500,000	5,493
General Mills, Inc. 0.000%, 10/4/19 144A	10,000,000	9,997
Marriott International, Inc. 0.000%, 10/15/19 144A	10,000,000	9,991
Pfizer, Inc. 0.000%, 1/23/20 144A	10,000,000	9,935
QUALCOMM, Inc. 0.000%, 12/4/19 144A	3,200,000	3,188
Societe Generale SA
0.000%, 10/15/19 144A	5,000,000	4,996
0.000%, 11/25/19 144A	5,000,000	4,984
Walgreens Boots Alliance, Inc.
0.000%, 10/9/19 144A	3,250,000	3,248
0.000%, 10/25/19 144A	6,750,000	6,739
The Walt Disney Co. 0.000%, 1/23/20 144A	10,000,000	9,937

Total		73,002

Money Market Funds (1.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#	36,551,746	36,552

Total		36,552

US Government & Agencies (0.2%)
Federal Home Loan Bank
0.000%, 10/16/19	3,000,000	2,998
0.000%, 12/19/19b	3,000,000	2,988

Total		5,986

Total Short-Term Investments (Cost: $115,543)		115,540

Total Investments (100.8%) (Cost: $2,151,995)@		2,229,176

Other Assets, Less Liabilities (-0.8%)		(16,966)

Net Assets (100.0%)		2,212,210

Balanced Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Futures	Long	USD	2	48	12/19	$7,148	$(55)	$35

							$(55)	$35

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value (000’s) Options
	Variation Margin (000’s)			Variation Margin (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$35	$35	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $63,015 representing 2.9% of the net assets.

#	7-Day yield as of 9/30/2019.
b

Cash or securities with an aggregate value of $2,988 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2019.

@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,151,995 and the net unrealized appreciation of investments based on that cost was $77,126 which is comprised of $97,123 aggregate gross unrealized appreciation and $19,997 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,113,636	$—	$—
Short-Term Investments
Money Market Funds	36,552	—	—
All Others	—	78,988	—

Total Assets:	$2,150,188	$78,988	$—

Liabilities:
Other Financial Instruments^
Futures	(55)	—	—

Total Liabilities:	$(55)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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